FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Total	$ 344	$ 456
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	(347)	(98)
Amount realized	0	(16)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income		1
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss		2
Carrying value	(368)	(347)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(8,746)	(8,656)
Fair value convertible senior debentures and derivatives liabilities	(678)	(1,308)
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(9,424)	(9,964)
Securities At Fair Value	233	216
Securities Amortized Cost	210	213
Securities Gross Unrealized Holding Gains	47	25
Securities Gross Unrealized Holding Losses	24	22
Contingent Consideration In Connection With Cephalon Acquisition	10	(12)
Contingent Consideration In Connection With Microdose Acquisition	55	(232)
Contingent Consideration In Connection With Animal Health Acquisition	(3)	8
Contingent Consideration In Connection With Nupathe Acquisition	(83)	0
Level 1 [Member]
Total	1,011	1,137
Level 2 [Member]
Total	(299)	(334)
Level 3 [Member]
Total	(368)	(347)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	11	9
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	11	9
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	890	1,029
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	890	1,029
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	18	18
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	18	18
Structured Finance [Member]
Investments Fair Value Disclosure	93	89
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	93	89
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	22	30
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	21	29
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Liability Derivatives [Member]
Derivatives-net	(19)	(17)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(19)	(17)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		(436)
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		(436)
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(386)
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(386)
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(13)	(28)
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(13)	(28)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	89	70
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	89	70
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(387)	(366)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (387)	$ (366)